Other Financial Liabilities at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Other Financial Liabilities at Fair Value Through Profit or Loss	15. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2023	31 December 2022
	£m	£m
Structured Notes Programmes	370	375
Eurobonds	93	102
Structured deposits	401	321
Other	—	5
	864	803